Acquisitions and disposals	12 Months Ended
Jun. 30, 2023
Acquisitions and disposals

4. Acquisitions and disposals

A) Sale of Catalinas Tower building

On August 17, 2022, the Company sold and transferred one floor of the tower “261 Della Paolera” for a total leasable area of approximately 1,184 square meters and 8 parking spaces located in the building. The transaction price was set at approximately USD 12.6 million (USD/square meters 10,600), which had already been paid.

On February 28, 2023, the deed for the sale of 2 floors with a total of 2,394 square meters, 18 parking spaces, and 4 complementary units of the aforementioned building was signed. The transaction price was set at USD 22.5 million, which had already been paid.

On March 28, 2023, the deed for the sale of 5 floors with a total of 5,922 square meters, 49 parking spaces, and 10 complementary units of the same building was signed. The transaction price was set at USD 58.7 million, which had already been paid.

B) Barter transaction Córdoba

On August 18, 2022, the transfer of ownership was made as an exchange of the Property "Lot 16" located in the province of Córdoba, whose commitment had been celebrated on May 17, 2016. The price of the transaction was USD 2 million, and in exchange, the client assumes the commitment and the obligation to transfer, under the horizontal property regime, future real estate that will be functional units (apartments) and complementary units (storage rooms), whose construction and completion will be at his sole expense.

C) Zetol – Sell of plot and Boating Trust interest

On November 23, 2022, Zetol, subsidiary of Liveck S.A., sold the property number 46,931 located in Ciudad de la Costa, department of Canelones, to the Boating Trust for an amount of USD 8 million. The form of payment was the equivalent of USD 6 million in units and USD 2 million remains as an account receivable.

The units were delivered to the Maneiro family as partial cancellation of the debt that Liveck maintains with them for the purchase of the shares of Zetol.

Later that day, a novation agreement was made between Zetol and the Trust, substituting the receivable of USD 2 million that Zetol had for the sale of the plot, becoming trustor and beneficiary of the trust that will carry out the real estate development. Due to this, Zetol has the right to receive the net proceeds from the sale of units, equivalent to 791.7 square meters. Such a contract has established a minimum amount to be received.

D) Purchase of property on Paseo Colón Avenue

The Company purchased by public auction from the Government of the Autonomous City of Buenos Aires (hereinafter "GCABA"), a property located at 245 Paseo Colón Avenue and 12 parking spaces located at 275 Paseo Colón Avenue. The property, with potential for mixed uses, has 13 floors of offices in a covered area of approximately 13,700 m2 and an underground parking area. The purchase price was ARS 1,435 million, which was paid in full. On March 7th, 2023, the property was awarded.

On May 29, 2023, possession and the signing of the title transfer deed were already signed and simultaneously with the deed, the Company signed a bailment agreement with GCBA, which will maintain possession of the property free of charge for a period of 18 months (with the option to require a 6-month extension with a lease agreement), in accordance with the conditions agreed upon in the auction.

E) Purchase of Rundel Global Ltd preferred shares

On April 11, 2023 Tyrus S.A. purchased 573,442 Series A preferred shares of Rundel Global Ltd for a total of USD 2.8 million, representing a share-holding of 9.22% of the share capital.

F) Local acquisition Mendoza Bandera de los Andes 3027

On June 12, 2023, IRSA received possession of the land that had been duly sold to TROMEN S.A. in the province of Mendoza and which was subsequently repurchased in a judicial auction that took place on June 28, 2021. The price for ARS 30 million was compensated with the credit claimed judicially from TROMEN.

G) Purchase of We Are Appa´s common-shares

On June 22, 2023, IRSA purchased We Are Appa´s common-shares equivalent to 5.04% of the capital share. The operation was agreed for USD 115,000, equivalent to ARS 55.3 million.

H) Barter transaction Conil

On June 27, 2023, the barter transaction was signed with FIDEICOMISO ESQUINA GUEMES, which received 2 commercial premises, 2 apartments units and 4 parking spaces of the property located at Avenida General Güemes 898, Avellaneda district, province of Buenos Aires, which they were classified as “trading properties”. Likewise, a partial amendment of the barter transaction contract was signed, with which the parcel of land initially ceded is reincorporated.

I) Barter transaction Air Space Coto “Tower 2”

On June 30, 2023, in compliance with the barter transaction entered into in June 2016 with ABASTO TWINS S.A., the assignment of a functional parking space and the right to raise the so-called “Tower 2 of Abasto” for a price of USD 3 million was signed , for which the sum of USD 15,250 was received in cash, and as non-cash consideration, the obligation to receive at least 29 functional units of the future tower, representing the equivalent of 20% of the square meters of the plans approved by the Government of the City of Buenos Aires, for the construction of the tower, with a minimum insured of 1,639 square meters.